2. INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	June 30, 2012
Raw Materials	$321,320	$277,392
Work-In-Progress	283,654	289,748
Finished Goods	87,165	115,760
Total Inventories	$692,139	$682,900

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285